Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended	27 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000092087
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Large Growth Fund, Retail Class Shares
C000092088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Large Growth Fund, Institutional Class Shares
C000092090
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wedgewood Fund, Retail Class Shares
C000092091
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wedgewood Fund, Institutional Class Shares
C000092096
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Short Term High Yield Fund, Retail Class Shares
C000092097
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Short Term High Yield Fund, Institutional Class Shares
C000111378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Long/Short Opportunity Fund, Retail Class Shares
C000111377
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Long/Short Opportunity Fund, Institutional Class Shares
C000205367
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Floating Rate CMBS Fund, Retail Class Shares
C000205366
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark Floating Rate CMBS Fund, Institutional Class Shares
C000242920
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark/Next Century Growth Fund, Retail Class Shares
C000242919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark/Next Century Growth Fund, Institutional Class Shares
C000247130
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark/Next Century Large Growth Fund, Retail Class Shares
C000247129
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverPark/Next Century Large Growth Fund, Institutional Class Shares
Without Sales Load [Member] | C000092087
Average Annual Return [Line Items]
Average Annual Return, Percent		17.18%			7.21%	12.91%
Without Sales Load [Member] | C000092088
Average Annual Return [Line Items]
Average Annual Return, Percent		17.47%			7.49%	13.21%
Without Sales Load [Member] | C000092090
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%			14.20%	13.80%
Without Sales Load [Member] | C000092091
Average Annual Return [Line Items]
Average Annual Return, Percent		13.12%			14.51%	14.05%
Without Sales Load [Member] | C000092096
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%			3.88%	3.06%
Without Sales Load [Member] | C000092097
Average Annual Return [Line Items]
Average Annual Return, Percent		4.82%			4.17%	3.34%
Without Sales Load [Member] | C000111378
Average Annual Return [Line Items]
Average Annual Return, Percent		12.92%			(1.62%)	6.63%
Without Sales Load [Member] | C000111377
Average Annual Return [Line Items]
Average Annual Return, Percent		13.11%			(1.43%)	6.85%
Without Sales Load [Member] | C000205367
Average Annual Return [Line Items]
Average Annual Return, Percent		6.22%			4.50%	2.84%
Without Sales Load [Member] | C000205366
Average Annual Return [Line Items]
Average Annual Return, Percent		6.55%			4.90%	3.14%
Without Sales Load [Member] | C000242920
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%		6.01%
Without Sales Load [Member] | C000242919
Average Annual Return [Line Items]
Average Annual Return, Percent		11.46%		6.36%
Without Sales Load [Member] | C000247130
Average Annual Return [Line Items]
Average Annual Return, Percent		19.22%	23.03%
Without Sales Load [Member] | C000247129
Average Annual Return [Line Items]
Average Annual Return, Percent		19.59%	23.42%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%			(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%			(0.45%)	1.84%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%			16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%			(0.45%)	1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%			(0.45%)	1.84%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%		21.49%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%		21.49%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	22.86%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	22.86%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%			17.58%	18.83%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%			17.58%	18.83%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%			17.58%	18.83%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%			17.58%	18.83%
ICE BofA 1-3 Year U.S. Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Index (USD)
Average Annual Return, Percent		4.85%			2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return, Percent		7.83%			6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index (USD)
Average Annual Return, Percent		3.85%			2.28%	1.91%
ICE BofA 1-3 Year U.S. Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Index (USD)
Average Annual Return, Percent		4.85%			2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index
Average Annual Return, Percent		7.83%			6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index (USD)
Average Annual Return, Percent		3.85%			2.28%	1.91%
Morningstar Long/Short Equity Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Long/Short Equity Category
Average Annual Return, Percent		9.22%			8.25%	5.72%
Morningstar Long/Short Equity Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Long/Short Equity Category
Average Annual Return, Percent		9.22%			8.25%	5.72%
Bloomberg Investment Grade CMBS (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg Investment Grade CMBS (USD) (TR)
Average Annual Return, Percent		4.80%			0.98%	2.58%
Bloomberg Investment Grade CMBS (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg Investment Grade CMBS (USD) (TR)
Average Annual Return, Percent		4.80%			0.98%	2.58%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%		13.99%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%		13.99%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%	28.98%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%	28.98%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.